Rule 497(e)
                                                          File No. 33-82610


                               Maximum Value Plan

                             Maxim Series Account of
                   Great-West Life & Annuity Insurance Company

                    Supplement dated September 1, 2003 to the
                          Prospectus dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references to BCE in the Prospectus are changed to GWFS Equities, Inc.




            This supplement should be retained for future reference.

                                                                Rule 497(e)
                                                          File No. 33-82610

                               Maximum Value Plan

                             Maxim Series Account of
                   Great-West Life & Annuity Insurance Company

                      Supplement dated September 1, 2003 to
                     the Statement of Additional Information
                                dated May 1, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references to BCE in the Statement of Additional Information are changed to GWFS Equities, Inc.




            This supplement should be retained for future reference.